Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventories	$ 1,911	$ 1,567
Lubricants [Member]
Inventory [Line Items]
Inventories	617	552
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 1,294	$ 1,015